Capitalization and Equity Structure (Warrants) (Annual) (Details) (USD $)					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014 Senior Lender [Member]	Dec. 31, 2013 Series A [Member] Lender [Member]	Dec. 31, 2012 Series A [Member] Lender [Member]	Dec. 31, 2013 Series B [Member] Lender [Member]	Dec. 31, 2012 Series B [Member] Lender [Member]	Dec. 31, 2013 Series B [Member] Customer [Member]	Dec. 31, 2012 Series B [Member] Customer [Member]	Dec. 31, 2013 Common Stock [Member] Lender [Member]	Dec. 31, 2012 Common Stock [Member] Lender [Member]	Dec. 31, 2013 Common Stock [Member] Investors [Member]	Dec. 31, 2012 Common Stock [Member] Investors [Member]
Class of Warrant or Right [Line Items]
Number of shares				225,000	128,570		257,829		27,500		19,337		388,435
Date of issue					Apr. 29, 2011		May 31, 2012		Nov. 16, 2012		May 31, 2012
Exercise Price				1.00	1.75		2.10		0.01		2.10		2.10
Expiration date					Oct. 31, 2021		Jun. 01, 2022		Nov. 16, 2019		Jun. 01, 2022
Warrant liability	$ 88,050,250	$ 377,747	$ 563,822	$ 95,760	$ 69,312	$ 151,738	$ 181,567	$ 354,593	$ 31,108	$ 57,491
Fair value of warrants				$ 95,760